Income Taxes	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

In August 2022, the U.S. enacted the Inflation Reduction Act of 2022 (“IRA”). The IRA contains a number of tax-related provisions that will be effective for tax years beginning after December 31, 2022, including a corporate alternative minimum tax of 15% on certain large corporations and an excise tax of 1% on corporate stock repurchases. The Company is currently evaluating the various provisions of the IRA and does not anticipate a material impact on its consolidated financial statements.

9. Income Taxes

As of September 30, 2023, the Company had $103.6 million, $69.5 million and $8.9 million of federal, state and foreign net operating losses, respectively. The federal and state net operating losses will begin to expire in 2030 and the foreign net operating losses begin to expire in 2027. As of September 30, 2023, the Company has federal and state research and development tax credit carryforwards of $2.4 million and $0.8 million available to reduce future tax liabilities which will begin to expire in 2035 and 2030, respectively. Realization of the deferred tax asset is contingent on future taxable income and based upon the level of historical losses, management has concluded that the deferred tax asset does not meet the more-likely-than-not threshold for realizability. Accordingly, a full valuation allowance continues to be recorded against the Company’s deferred tax assets as of September 30, 2023 and 2022. The valuation allowance increased $5.8 million during the year ended September 30, 2023 and $8.3 million during the year ended September 30, 2022.

Due to the change in ownership provisions of the Internal Revenue Code, the availability of the Company’s net operating loss carryforwards may be subject to annual limitations, against taxable income in future periods, which could substantially limit the eventual utilization of such carryforwards. The Company has not analyzed the historical or potential impact of its equity financings on beneficial ownership and therefore no determination has been made whether the net operating loss carryforwards are subject to any Internal Revenue Code Section 382 limitation. To the extent there is a limitation, there would be a reduction in the deferred tax assets with an offsetting reduction in the valuation allowance.

When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely-than-not be realized. The determination as to whether the tax benefit will more-likely-than-not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes interest and penalties accrued on any unrecognized tax benefits within the provision for income taxes in its consolidated statements of operations. No unrecognized tax benefits have been recorded.

The tax effects of the temporary differences that gave rise to deferred taxes were as follows:

	September 30,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$27,996,751	$25,858,311
Research and development credit carryforwards	3,106,675	2,151,942
Amortization	4,692,227	2,897,388
Share-based compensation	226	66,832
Operating lease liability	57,319	71,748
Accrued expenses and other	546,612	314,210
Section 163(j) disallowed interest expense	763,172	—
Property and equipment	—	4,790
Gross deferred tax assets	37,162,982	31,365,221
Less: valuation allowance	(37,100,582)	(31,293,092)
	62,400	72,129
Deferred tax liabilities:
Property and equipment	(7,954)	—
Operating lease right-of-use asset	(54,446)	(72,129)
Net deferred tax assets	$—	$—

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements

The Company recorded no income tax expense or benefit for the years ended September 30, 2023 and 2022. A reconciliation of income tax (expense) benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements is as follows:

	Years ended September 30,
	2023	2022
U.S. federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(7.1)	(6.0)
Change in valuation allowance	30.8	28.1
Research and development credit	(5.1)	(3.0)
Permanent differences	(1.6)	0.7
Foreign tax rate differential	0.3	0.8
State NOLs	3.7	—
Other	0.0	0.4
Effective income tax rate	—%	—%

In August 2022, the U.S. enacted the Inflation Reduction Act of 2022 (“IRA”). The IRA contains a number of tax-related provisions that will be effective for tax years beginning after December 31, 2022, including a corporate alternative minimum tax of 15% on certain large corporations and an excise tax of 1% on corporate stock repurchases. The Company is currently evaluating the various provisions of the IRA and does not anticipate a material impact on its consolidated financial statements.